Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Credit Losses) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 9,141	$ 8,189
Provision for credit losses	4,506	4,253
Write-offs, net of recoveries	(3,893)	(3,277)
Foreign exchange disposals and other adjustments	(9)	(24)
Allowance account for credit losses of financial assets, Balance at end of period	9,745	9,141
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,094	7,136
Allowance account for credit losses of financial assets, Balance at end of period	8,689	8,094
Allowance for loan losses including off balance sheet instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	9,137	8,185
Provision for credit losses	4,505	4,253
Write-offs, net of recoveries	(3,893)	(3,277)
Foreign exchange disposals and other adjustments	(8)	(24)
Allowance account for credit losses of financial assets, Balance at end of period	9,741	9,137
Allowance for credit losses on debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	4	4
Provision for credit losses	1	0
Write-offs, net of recoveries	0	0
Foreign exchange disposals and other adjustments	(1)	0
Allowance account for credit losses of financial assets, Balance at end of period	4	4
Allowance for credit losses on debt securities [member] | Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	3	2
Provision for credit losses	0	1
Write-offs, net of recoveries	0	0
Foreign exchange disposals and other adjustments	(1)	0
Allowance account for credit losses of financial assets, Balance at end of period	2	3
Allowance for credit losses on debt securities [member] | Debt securities FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1	2
Provision for credit losses	1	(1)
Write-offs, net of recoveries	0	0
Foreign exchange disposals and other adjustments	0	0
Allowance account for credit losses of financial assets, Balance at end of period	2	1
At amortized cost [member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,094	7,136
Allowance account for credit losses of financial assets, Balance at end of period	8,689	8,094
At FVOCI [member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	0	0
Allowance account for credit losses of financial assets, Balance at end of period	0	0
Allowance for off balance sheet instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,043	1,049
Allowance account for credit losses of financial assets, Balance at end of period	1,052	1,043
Residential mortgages [member] | Allowance for loan losses including off balance sheet instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	365	403
Provision for credit losses	(5)	(34)
Write-offs, net of recoveries	(4)	(7)
Foreign exchange disposals and other adjustments	1	3
Allowance account for credit losses of financial assets, Balance at end of period	357	365
Consumer instalment and other personal [Member] | Allowance for loan losses including off balance sheet instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,133	1,895
Provision for credit losses	1,385	1,407
Write-offs, net of recoveries	(1,250)	(1,173)
Foreign exchange disposals and other adjustments	5	4
Allowance account for credit losses of financial assets, Balance at end of period	2,273	2,133
Credit card [member] | Allowance for loan losses including off balance sheet instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,699	2,577
Provision for credit losses	1,763	1,676
Write-offs, net of recoveries	(1,685)	(1,561)
Foreign exchange disposals and other adjustments	13	7
Allowance account for credit losses of financial assets, Balance at end of period	2,790	2,699
Business and government [member] | Allowance for loan losses including off balance sheet instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	3,940	3,310
Provision for credit losses	1,362	1,204
Write-offs, net of recoveries	(954)	(536)
Foreign exchange disposals and other adjustments	(27)	(38)
Allowance account for credit losses of financial assets, Balance at end of period	$ 4,321	$ 3,940